Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Mar. 04, 2024	Dec. 31, 2023	Dec. 27, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	25,000		25,000
Preferred stock, shares issued (in shares)	25,000		25,000
Preferred stock, shares outstanding (in shares)	25,000		25,000
Series B Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	25,510		25,510
Preferred stock, shares issued (in shares)	25,510		25,510
Preferred stock, shares outstanding (in shares)	25,510		25,510
Common Class A
Par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common stock, issued (in shares)	18,199,586		16,647,529
Common stock, outstanding (in shares)	18,199,586		16,647,529
Common Class B
Par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000		100,000,000	100,000,000
Common stock, issued (in shares)	59,930,000		59,930,000
Common stock, outstanding (in shares)	59,930,000		59,930,000